                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KBC Asset Management International Ltd.*
Address: Joshua Dawson House
         Dawson Street
         Dublin 2
         Ireland

Form 13F File Number: 028-13513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Noel O'Halloran
Title: Executive Director and Chief Investment Officer
Phone: 353 1 438 4400

Signature, Place, and Date of Signing:


/s/ Noel O'Halloran                     Dublin, Ireland   11/18/10.
-------------------------------------   ---------------   ---------
[Signature]                              [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]

Form 13F File Number   Name
--------------------   ------------
028-13043              KBC Group NV

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* On October 11, 2010, as a result of a corporate acquisition transaction, KBC Asset Management International Ltd. changed its name to Kleinwort Benson Investors International Ltd. This filing speaks as of September 30, 2010, when the entity with investment discretion over the holdings referred to herein was still operating under the name KBC Asset Management International Ltd.